GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class B,Class C, Institutional, Service
Class IR and Class R Shares of the

Goldman Sachs Core Plus Fixed Income Fund
(the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated July 29, 2011 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

The following replaces the first sentence of the second paragraph of the “Goldman Sachs Core Plus Fixed Income Fund—Summary—Principal Strategy” and “Investment Management Approach—Principal Investment Strategies—Core Plus Fixed Income Fund” sections of the Prospectus:

The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 25% (prior to May 21, 2012, 15%) of its Total Assets at the time of purchase.